Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Deficit
Note 8 — Stockholders’ Deficit
Preferred Stock
— The Company is authorized to issue 1,000,000 shares of preferred stock at a par value of $0.0001 per share. At September 30, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
— The Company is authorized to issue 100,000,000 shares of Class A common stock at a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. On May 19, 2023, in connection with the implementation of the Extension and the Class B Conversion, the Sponsor, holder of Class B common stock elected to convert 5,624,000 shares of Class B common stock to Class A common stock. The converted shares are not subject to possible redemption. As of September 30, 2023 and December 31, 2022, there were 5,624,000 and 0 shares of Class A common stock issued and outstanding, excluding 4,231,829 and 22,500,000 shares of Class A common stock subject to possible redemption, respectively.
Class
 B Common Stock
 — The Company is authorized to issue 10,000,000 shares of Class B common stock at a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each common stock. As of September 30, 2023 and December 31, 2022, there were 1,000 and 5,625,000 shares of Class B common stock issued and outstanding, respectively.
The Company’s initial stockholders will agree not to transfer, assign or sell any of their founder shares until the earlier to occur of: (A) three years after the completion of the Company’s initial Business Combination (or with respect to any founder shares transferred or distributed by the Sponsor to one of the Company’s independent directors, one year) and (B) subsequent to the Company’s initial Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property (except to certain permitted transferees and under certain circumstances). The transfer restrictions described above are not subject to any exception based on the price at which the Company’s common stock trades after the completion of the Company’s initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of our initial stockholders with respect to any founder shares.
The shares of Class B common stock shall be convertible into shares of Class A Common Stock on a one-for-one
basis (A) at any time at the option of the holder thereof and (B) automatically upon the closing of the Business Combination on a one-for-one
basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination, any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).
Holders of founder shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time. The term “equity-linked securities” refers to any debt or equity securities that are convertible, exercisable or exchangeable for shares of Class A common stock issued in a financing transaction in connection with the Company’s initial Business Combination, including but not limited to a private placement of equity or debt. Securities could be “deemed issued” for purposes of the conversion rate adjustment if such shares are issuable upon the conversion or exercise of convertible securities, warrants or similar securities.
Stock-based Compensation
 — On May 2021, the Sponsor had entered into four Management Award Agreements (the “Awards”) with participants. The Sponsor granted 200,000 membership interests in exchange for services provided by these participants for the benefit of the Company.
For the Awards granted during 2021, the weighted average fair value per membership interests was estimated to be $3.57. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from the Company’s common stock. The Company accounts for the expected life of interests in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon
bonds with a remaining life consistent with the expected term of the options.

In applying the Black-Scholes option pricing model, the Company used the following assumptions:

Risk-free interest rate	1.05%
Expected term (years)	6.00
Expected volatility	15.50%
Expected dividends	0.00
The stock based compensation is ultimately contingent on a performance condition, which is the Company’s initial Business Combination. Regardless of whether the shares were vested at grant date, the agreements included a forfeiture provision whereby each director would forfeit the rights to all the shares for no consideration if the director was removed for any reason any time prior to the initial Business Combination. Based on the aforementioned provision there is no determinable service period for the award. Stock based compensation related to awards contingent on a performance condition should not be recognized until that condition is met; therefore no stock-based compensation for these awards should be recorded.

Note 9 — Stockholder’s Deficit
Preferred Stock
—
T
he Company is authorized to issue 1,000,000 shares of preferred stock at a par value of $0.0001 per share. At December 31, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
—
T
he Company is authorized to issue
100,000,000
shares of Class A common stock at a par value of $
0.0001
per share. Holders of Class A common stock are entitled to one vote for each share. As of December 31, 2022 and December 31, 2021, there were
0
shares of Class A common stock issued and outstanding, excluding
22,500,000
shares of Class A common stock subject to possible redemption.
Class
 B Common Stock
 —
T
he Company is authorized to issue 10,000,000 shares of Class B common stock at a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each common stock. On January 29, 2021, the Sponsor paid $25,000 to cover certain of the Company’s offering costs in exchange for 5,750,000 founder shares. In March 2021, the Company effected a stock dividend of 1,437,500 shares with respect to its Class B common stock, resulting in its initial stockholders holding an aggregate of 7,187,500 founder shares. On May 25, 2021, the Sponsor surrendered an aggregate of 718,750 shares of Class B common stock for no consideration, which were cancelled, resulting in an aggregate of 6,468,750 shares of Class B common stock outstanding and held by the Sponsor. Up to 843,750 of the founder shares will be forfeited depending on the extent to which the underwriters’ over-allotment is exercised. In July 2021, the 843,750 of the founder shares were forfeited due to the underwriters’ over-allotment not exercised. As of December 31, 2022 and December 31, 2021, there were 5,625,000 shares of Class B common stock issued and outstanding.

The Company’s initial stockholders will agree not to transfer, assign or sell any of their founder shares until the earlier to occur of: (A) three years after the completion of the Company’s initial Business Combination (or with respect to any founder shares transferred or distributed by the Sponsor to one of the Company’s independent directors, one year) and (B) subsequent to the Company’s initial Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property (except to certain permitted transferees and under certain circumstances). The transfer restrictions described above are not subject to any exception based on the price at which the Company’s common stock trades after the completion of the Company’s initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of our initial stockholders with respect to any founder shares.
The shares of Class B common stock will automatically convert into shares of the Company’s Class A common stock at the time of the Company’s initial Business Combination on a one-for-one
basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis,
20% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination, any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).
Holders of founder shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time. The term “equity-linked securities” refers to any debt or equity securities that are convertible, exercisable or exchangeable for shares of Class A common stock issued in a financing transaction in connection with the Company’s initial Business Combination, including but not limited to a private placement of equity or debt. Securities could be “deemed issued” for purposes of the conversion rate adjustment if such shares are issuable upon the conversion or exercise of convertible securities, warrants or similar securities.
Stock-based Compensation
 — As
o
f December 31, 2022 and December 31, 2021, the Sponsor had entered into four Management Award Agreements (the “Awards”) with participants. The Sponsor granted
200,000
membership interests in exchange for services provided by these participants for the benefit of the Company.
For the Awards granted during 2021, the weighted average fair value per membership interests was estimated to be $3.57. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from the Company’s common stock. The Company accounts for the expected life of interests in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury
z
er
o-coupon
bonds with a remaining life consistent with the expected term of the options.
In applying the Black-Scholes option pricing model, the Company used the following assum
p
tions:

Risk-free interest rate	1.05%
Expected term (years)	6.00
Expected volatility	15.50%
Expected dividends	0.00

The stock based compensation is ultimately contingent on a performance condition, which is the Company’s initial Business Combination. Regardless of whether the shares were vested at grant date, the agreements included a forfeiture provision whereby each director would forfeit the rights to all the shares for no consideration if the director was removed for any reason any time prior to the initial Business Combination. Based on the aforementioned provision there is no determinable service period for the award. Stock based compensation related to awards contingent on a performance condition should not be recognized until that condition is met; therefore no stock-based compensation for these awards should have been recorded.

LGM ENTERPRISES, LLC [Member]
Stockholders' Deficit
15. Members’ Equity and Noncontrolling Interests
Membership Interest
Pursuant to the LGM Operating Agreement, which was adopted in October 2011, LGM has a single class of membership interests.
Members are not required to make additional capital contributions in excess of their respective initial capital contributions unless the Company is unable to borrow funds on reasonable terms necessary to operate in its normal manner.
Allocations of Net Profits and Net Losses
For financial accounting and tax purposes, the Company’s net profits or net losses shall be determined on an annual basis and shall be allocated to the members in proportion to each member’s percentage interest. Any elections or other decisions relating to such allocations shall be made by the members in any manner that reasonably reflects the purpose and intention of the Company’s amended and restated operating agreement. If any allocation of losses would cause a member to have an adjusted capital account deficit, those losses instead shall be allocated to the other members pro rata. Those losses will be offset first in subsequent years to the extent of income.
Voting Rights
Each member shall be entitled to vote at any and all meetings of the members of the Company, or by written consent in lieu thereof, on all propositions submitted to vote in relative proportion to their percentage interests.
Liquidation
In the event of liquidation, whether voluntary or involuntary, members are entitled to receive all remaining assets of the Company available for distribution to its members in relative proportion to their percentage interests.
Noncontrolling Interest
The Company held a controlling interest in several entities that are not wholly-owned as described above (see Note 4 VIE) and net income or net loss of such entities is allocated on a straight percentage basis based on the given terms of each entity’s operating agreement (see percentage below). Net loss attributable to noncontrolling interests for the nine months ended September 30, 2023 and 2022 was $6,762 and $6,632, respectively.
As of September 30, 2023, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%
On July 1, 2023, the Company entered into an agreement with the noncontrolling interests of certain controlled and consolidated aircraft leasing entities to exchange ownership interests involving sixteen aircraft and their related entities. The purpose of the transactions was to give the Company 100% ownership of certain aircraft. These transfers are accounted for as equity transactions and no gain or loss was recognized during the nine months ended September 30, 2023. These transfers are included within exchanges of aircraft ownership interests on the condensed consolidated statements of members’ (deficit) equity. The carrying amounts of the assets and liabilities of the consolidated aircraft leasing entities are not changed. The carrying amounts of the noncontrolling interests are adjusted to reflect the change in the ownership interests of each consolidated aircraft leasing entity.
As of December 31, 2022, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%

16.	Member’s Equity and Noncontrolling Interests
Membership interest
Pursuant to the LGM Operating Agreement, which was adopted in October 2011, LGM has a single class of membership interests.
Members are not required to make additional capital contributions in excess of their respective initial capital contribution unless the Company is unable to borrow funds on reasonable terms necessary to operate in its normal manner.

Allocations of Net Profits and Net Losses
For financial accounting and tax purposes, the Company’s net profits or net losses shall be determined on an annual basis and shall be allocated to the members in proportion to each member’s percentage interest. Any elections or other decisions relating to such allocations shall be made by the members in any manner that reasonably reflects the purpose and intention of the Company’s amended and restated operating agreement. If any allocation of losses would cause a member to have an adjusted capital account deficit, those losses instead shall be allocated to the other members pro rata. Those losses will be offset first in subsequent years to the extent of income.
Voting Rights
Each member shall be entitled to vote at any and all meetings of the members of the Company, or by written consent in lieu thereof, on all propositions submitted to vote in relative proportion to their percentage interests.
Liquidation
In the event of liquidation, whether voluntary or involuntary, members are entitled to receive all remaining assets of the Company available for distribution to its members in relative proportion to their percentage interests.
Noncontrolling interest
The Company held a controlling interest in several entities that are not wholly-owned as described above (see Note 5 VIE) and net income or net loss of such entities is allocated on a straight percentage basis based on the given terms of each entity’s operating agreement (see percentage below). Net loss attributable to noncontrolling interests for the years ended December 31, 2022, 2021, and 2020 was $10,200, $5,844 and $3,715, respectively.
As of December 31, 2022 and 2021, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%
During the year ended December 31, 2021, the Company purchased membership interests in one entity which increased LGM’s ownership interest in that entity from
0
% to
48
%.

As of December 31, 2020, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (21 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-21	52%	48%	100%
During the year ended December 31, 2020, the Company sold membership interests in four previously wholly owned subsidiaries. These sales reduced LGM’s ownership interest from 100% to 43% in one entity and from 100% to 1% in three other entities.